Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jul. 20, 2016
Registrant Name	Absolute Shares Trust
Central Index Key	0001591939
Amendment Flag	false
Document Creation Date	Jul. 20, 2016
Document Effective Date	Jul. 20, 2016
Prospectus Date	Jul. 20, 2016
WBI Tactical Rotation Shares | WBI Tactical Rotation Shares
Prospectus:
Trading Symbol	WBIR